SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS (Tables) [Line Items]
Disclosure Of Share Based Payments Movements [text block]	Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2019			2018
		Weighted			Weighted
		average			average
	Number of	exercise price		Number of	exercise price
	options	(pence	)	options	(pence	)
Outstanding at 1 January	802,994,918	49.30		860,867,088	51.34
Granted	487,654,212	39.87		188,866,162	47.92
Exercised	(27,303,963)	51.23		(135,721,404)	59.00
Forfeited	(15,830,204)	48.69		(22,909,999)	49.85
Cancelled	(130,068,149)	49.03		(78,073,042)	50.66
Expired	(49,352,741)	58.74		(10,033,887)	55.20
Outstanding at 31 December	1,068,094,073	44.55		802,994,918	49.30
Exercisable at 31 December	227,139	60.70		68,378	60.02
	2019			2018
	Number of options	Weighted average exercise price (pence	)	Number of options	Weighted average exercise price (pence	)
Outstanding at 1 January	10,263,028	Nil		14,523,989	Nil
Granted	2,336,171	Nil		3,914,599	Nil
Exercised	(4,455,481)	Nil		(6,854,043)	Nil
Vested	(69,005)	Nil		(148,109)	Nil
Forfeited	(39,250)	Nil		(662,985)	Nil
Lapsed	(400,825)	Nil		(510,423)	Nil
Outstanding at 31 December	7,634,638	Nil		10,263,028	Nil
Exercisable at 31 December	2,683,267	Nil		3,305,442	Nil

Disclosure Of Share Based Payments Assumptions [text block]	The fair value calculations at 31 December 2019 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	Save-As-You-Earn	Executive Share Plan 2003	LTIP	CFO Buyout
Weighted average risk-free interest rate	0.36%	0.62%	0.83%	0.64%
Weighted average expected life	3.2 years	1.3 years	3.7 years	1.4 years
Weighted average expected volatility	20%	23%	27%	19%
Weighted average expected dividend yield	4.0%	4.0%	4.0%	4.0%
Weighted average share price	£0.53	£0.62	£0.63	£0.58
Weighted average exercise price	£0.40	Nil	Nil	Nil

Lloyds Banking Group Executive Share Ownership Plan [member]
SHARE-BASED PAYMENTS (Tables) [Line Items]
Disclosure Of Share Based Payments Movements [text block]
	2019 Number of shares	2018 Number of shares
Outstanding at 1 January	417,385,636	370,804,915
Granted	174,490,843	160,586,201
Vested	(88,318,950)	(73,270,301)
Forfeited	(55,029,439)	(48,108,870)
Dividend award	11,376,655	7,373,691
Outstanding at 31 December	459,904,745	417,385,636

CFO Buyout [Member]
SHARE-BASED PAYMENTS (Tables) [Line Items]
Disclosure Of Share Based Payments Movements [text block]
2019 Number of shares
Outstanding at 1 January	–
Granted	4,086,632
Exercised	(818,172)
Outstanding at 31 December	3,268,460